PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of prepayments and other current assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 15,364	$ 4,800
Advance to employees	1,623	1,121
Receivable from a broker for exercise of employee stock options	237	667
Rental deposits and others	10,273	858
Interest receivable	13,168	$ 20,722
Rent paid to original lessors for sublease services	15,882
Others	3,718	$ 1,993
Prepayments and other current assets	$ 60,265	$ 30,161